Reverse Takeover Transaction with NCAC (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Jan. 25, 2024
NCAC [Member]
Reverse Takeover Transaction with NCAC [Line Items]
Trading price		$ 2,863.22
Common shares issued	13,040
RTO [Member]
Reverse Takeover Transaction with NCAC [Line Items]
Transaction expenses	$ 2,461,025